Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,440,229.10

Principal:
Principal Collections	$14,698,610.39
Prepayments in Full	$8,100,085.52
Liquidation Proceeds	$228,906.84
Recoveries	$93,835.97
Sub Total	$23,121,438.72
Collections	$24,561,667.82

Purchase Amounts:
Purchase Amounts Related to Principal	$674,091.55
Purchase Amounts Related to Interest	$4,155.99
Sub Total	$678,247.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,239,915.36

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,239,915.36
Servicing Fee	$321,300.44	$321,300.44	$0.00	$0.00	$24,918,614.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,918,614.92
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,918,614.92
Interest - Class A-3 Notes	$32,998.41	$32,998.41	$0.00	$0.00	$24,885,616.51
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$24,738,058.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,738,058.18
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$24,654,572.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,654,572.10
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$24,585,238.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,585,238.77
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$24,487,572.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,487,572.10
Regular Principal Payment	$22,850,904.75	$22,850,904.75	$0.00	$0.00	$1,636,667.35
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,636,667.35
Residual Released to Depositor	$0.00	$1,636,667.35	$0.00	$0.00	$0.00
Total		$25,239,915.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,850,904.75
Total					$22,850,904.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,850,904.75	$34.73	$32,998.41	$0.05	$22,883,903.16	$34.78
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$22,850,904.75	$11.20	$431,042.82	$0.21	$23,281,947.57	$11.41

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$54,997,348.83	0.0835826	$32,146,444.08	0.0488548
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$372,057,348.83	0.1823936	$349,206,444.08	0.1711914

Pool Information
Weighted Average APR	4.585%	4.586%
Weighted Average Remaining Term	27.94	27.07
Number of Receivables Outstanding	32,997	32,070
Pool Balance	$385,560,528.75	$361,707,047.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$372,057,348.83	$349,206,444.08
Pool Factor	0.1854588	0.1739851

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$12,500,603.25
Targeted Overcollateralization Amount	$12,500,603.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,500,603.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	37

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		91	$151,787.12
(Recoveries)		202	$93,835.97
Net Losses for Current Collection Period			$57,951.15
Cumulative Net Losses Last Collection Period			$13,361,341.83
Cumulative Net Losses for all Collection Periods			$13,419,292.98

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.27%	559	$8,211,530.96
61-90 Days Delinquent	0.27%	55	$963,321.93
91-120 Days Delinquent	0.07%	16	$259,464.58
Over 120 Days Delinquent	0.48%	99	$1,733,467.12
Total Delinquent Receivables	3.09%	729	$11,167,784.59

Repossession Inventory:
Repossessed in the Current Collection Period		28	$461,570.29
Total Repossessed Inventory		34	$559,517.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5592%
Preceding Collection Period			0.8223%
Current Collection Period			0.1861%
Three Month Average			0.5225%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5143%
Preceding Collection Period			0.4910%
Current Collection Period			0.5301%
Three Month Average			0.5118%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer